Sales revenues (Details 2) $ in Millions	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 87,670
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	51,230
Later than one year [member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	36,440
Gasoline [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	10,554
Gasoline [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	10,466
Gasoline [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	88
Diesel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	22,885
Diesel [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	22,885
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	33,348
Natural Gas [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	6,584
Natural Gas [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	26,764
Liquefied Petroleum Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,929
Liquefied Petroleum Gas [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,929
Services And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,333
Services And Others [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,416
Services And Others [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	917
Ethanol Nitrogen Products And Renewables [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	47
Ethanol Nitrogen Products And Renewables [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	47
Naphtha [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,379
Naphtha [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,379
Electricity 1 [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,006
Electricity 1 [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	270
Electricity 1 [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,736
Other Oil Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,698
Other Oil Products [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,448
Other Oil Products [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,250
Jet Fuel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	991
Jet Fuel [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	991
Exports [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	5,500
Exports [Member] | Foreign Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,815
Exports [Member] | Foreign Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 2,685